Right-Of-Use Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [abstract]
Disclosure Of Information Of The Net Book Value Of Right-Of-Use Asset	The following table details the changes to the net book value of ROU assets during the periods shown:

	Land	Buildings	Other	Total
Balance — January 1, 2021	$7.1	$91.7	$2.2	$101.0
Additions (i)	0.1	42.1	0.4	42.6
Additions through business combination (note 3)	4.3	0.8	—	5.1
Depreciation	(0.5)	(31.0)	(0.5)	(32.0)
Write-down of assets and lease terminations(ii)	—	(0.3)	—	(0.3)
Foreign exchange and other	(0.3)	(2.3)	—	(2.6)
Balance — December 31, 2021	10.7	101.0	2.1	113.8
Additions (i)	—	63.0	0.4	63.4
Depreciation	(0.6)	(34.3)	(0.5)	(35.4)
Write-down of assets and lease terminations(ii)	—	(0.7)	—	(0.7)
Foreign exchange and other	—	(2.2)	(0.1)	(2.3)
Balance — December 31, 2022	$10.1	$126.8	$1.9	$138.8
(i)    Represents new leases and lease renewals as result of extension of lease terms. Additions for 2021 were reduced by $0.4 in tenant improvement allowances that we received in connection with a building lease for one of our Atrenne sites.
(ii)    Represents the write-down (in each case as restructuring charges) of certain ROU assets in connection with restructuring actions. See note 15(a).